Financial Instruments (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Marketable securities	$ 605,000	$ 605	$ 2,675,000	$ 2,675	$ 346
Level 1
Statement [Line Items]
Marketable securities	282,000			2,165
Level 2
Statement [Line Items]
Marketable securities	$ 323,000			$ 510